JPMorgan SMID Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Aerospace & Defense — 1.0%
Howmet Aerospace, Inc.	67	3,093
Automobile Components — 0.8%
LCI Industries	21	2,419
Banks — 4.3%
Commerce Bancshares, Inc.	54	2,590
Cullen/Frost Bankers, Inc.	32	2,948
First Interstate BancSystem, Inc., Class A	83	2,080
ServisFirst Bancshares, Inc.	44	2,299
Wintrust Financial Corp.	45	3,359
		13,276
Building Products — 4.6%
Fortune Brands Innovations, Inc.	59	3,658
Hayward Holdings, Inc. *	253	3,577
Lennox International, Inc.	9	3,296
Simpson Manufacturing Co., Inc.	24	3,600
		14,131
Capital Markets — 8.8%
Cboe Global Markets, Inc.	31	4,865
Evercore, Inc., Class A	26	3,543
FactSet Research Systems, Inc.	9	3,974
LPL Financial Holdings, Inc.	21	4,982
MarketAxess Holdings, Inc.	11	2,463
Moelis & Co., Class A	36	1,604
Morningstar, Inc.	12	2,729
StepStone Group, Inc., Class A	95	3,014
		27,174
Chemicals — 1.4%
Axalta Coating Systems Ltd. *	124	3,334
Perimeter Solutions SA *	246	1,118
		4,452
Commercial Services & Supplies — 5.8%
Driven Brands Holdings, Inc. *	171	2,147
MSA Safety, Inc.	31	4,923
RB Global, Inc. (Canada)	46	2,838
Stericycle, Inc. *	72	3,233
Waste Connections, Inc.	35	4,727
		17,868
Construction & Engineering — 1.7%
WillScot Mobile Mini Holdings Corp. *	131	5,436
Consumer Staples Distribution & Retail — 4.5%
BJ's Wholesale Club Holdings, Inc. *	74	5,264

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Casey's General Stores, Inc.	16	4,273
Performance Food Group Co. *	77	4,545
		14,082
Containers & Packaging — 2.4%
AptarGroup, Inc.	32	3,986
Crown Holdings, Inc.	40	3,537
		7,523
Distributors — 2.7%
LKQ Corp.	64	3,167
Pool Corp.	14	5,096
		8,263
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	44	3,628
Electrical Equipment — 1.1%
Generac Holdings, Inc. *	18	2,003
Shoals Technologies Group, Inc., Class A *	72	1,311
		3,314
Electronic Equipment, Instruments & Components — 1.1%
Cognex Corp.	78	3,309
Financial Services — 3.0%
Jack Henry & Associates, Inc.	27	4,118
WEX, Inc. *	28	5,152
		9,270
Food Products — 1.4%
Lamb Weston Holdings, Inc.	46	4,226
Gas Utilities — 1.1%
Atmos Energy Corp.	33	3,508
Ground Transportation — 2.0%
Knight-Swift Transportation Holdings, Inc.	62	3,099
Landstar System, Inc.	17	3,119
		6,218
Health Care Equipment & Supplies — 3.8%
Envista Holdings Corp. *	97	2,709
ICU Medical, Inc. *	17	2,029
QuidelOrtho Corp. *	35	2,570
STERIS plc	21	4,605
		11,913
Health Care Providers & Services — 5.6%
Chemed Corp.	8	4,223
Encompass Health Corp.	70	4,719

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
HealthEquity, Inc. *	52	3,778
Molina Healthcare, Inc. *	14	4,703
		17,423
Health Care Technology — 0.8%
Certara, Inc. *	105	1,520
Definitive Healthcare Corp. *	131	1,049
		2,569
Hotel & Resort REITs — 0.9%
Ryman Hospitality Properties, Inc.	33	2,712
Hotels, Restaurants & Leisure — 3.2%
Planet Fitness, Inc., Class A *	56	2,765
Vail Resorts, Inc.	18	3,995
Wendy's Co. (The)	161	3,280
		10,040
Household Products — 0.8%
Reynolds Consumer Products, Inc.	91	2,336
Industrial REITs — 1.1%
EastGroup Properties, Inc.	21	3,576
Insurance — 3.0%
Brown & Brown, Inc.	41	2,890
Kinsale Capital Group, Inc.	7	2,976
RLI Corp.	26	3,453
		9,319
Leisure Products — 1.2%
Brunswick Corp.	46	3,639
Life Sciences Tools & Services — 1.3%
West Pharmaceutical Services, Inc.	11	3,964
Machinery — 7.0%
Hillman Solutions Corp. *	278	2,297
IDEX Corp.	12	2,442
Lincoln Electric Holdings, Inc.	23	4,229
Nordson Corp.	16	3,573
RBC Bearings, Inc. *	23	5,270
Toro Co. (The)	47	3,943
		21,754
Oil, Gas & Consumable Fuels — 0.8%
DT Midstream, Inc.	48	2,518
Pharmaceuticals — 0.7%
Catalent, Inc. *	46	2,085
Professional Services — 5.2%
Broadridge Financial Solutions, Inc.	15	2,693
First Advantage Corp.	203	2,794

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
Paylocity Holding Corp. *	15	2,804
SS&C Technologies Holdings, Inc.	59	3,113
TransUnion	64	4,594
		15,998
Real Estate Management & Development — 0.6%
Cushman & Wakefield plc *	239	1,820
Residential REITs — 1.0%
Mid-America Apartment Communities, Inc.	25	3,172
Retail REITs — 0.9%
NNN REIT, Inc.	78	2,747
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems, Inc. (Japan) *	63	1,998
Entegris, Inc.	37	3,451
Power Integrations, Inc.	53	4,048
Teradyne, Inc.	26	2,666
		12,163
Software — 5.1%
Clearwater Analytics Holdings, Inc., Class A *	158	3,056
Guidewire Software, Inc. *	34	3,073
Manhattan Associates, Inc. *	17	3,320
nCino, Inc. *	81	2,582
Tyler Technologies, Inc. *	10	3,931
		15,962
Specialized REITs — 1.0%
CubeSmart	85	3,234
Specialty Retail — 0.7%
Burlington Stores, Inc. *	17	2,283
Trading Companies & Distributors — 0.7%
Core & Main, Inc., Class A *	74	2,139
Total Common Stocks (Cost $279,500)		304,556
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $5,756)	5,755	5,757
Total Investments — 100.0% (Cost $285,256)		310,313
Liabilities in Excess of Other Assets — (0.0)% ^		(93)
NET ASSETS — 100.0%		310,220

Percentages indicated are based on net assets.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$310,313	$—	$—	$310,313

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$8,885	$13,426	$16,555	$— (c)	$1	$5,757	5,755	$101	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	3,028	3,280	6,308	—	—	—	—	16	—
Total	$11,913	$16,706	$22,863	$—(c )	$1	$5,757		$117	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.